Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	RHP
Entity Registrant Name	Ryman Hospitality Properties, Inc.
Entity Central Index Key	0001040829